Financial instruments (Details 3) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument | $		$ 4,500		$ 2,000
Not later than one month [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument	₨ 0		₨ 0
Later than one month and not later than three months [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument	0		0
Later than three months and not later than six months [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument	0		0
Later than six months and not later than one year [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument	₨ 0		₨ 0